LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain office spaces and motor vehicles. The leases have original lease periods expiring between 2025 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.
The operating lease cost for the year ended December 31, 2024 was $22,664.
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2024
Cash payments related to operating lease	$17,970
New right-of-use assets obtained in exchange for operating lease obligations	5,418
Maturities of lease liabilities were as follows:

Operating Leases
2025	$16,523
2026	16,687
2027	15,554
2028	14,127
2029	12,822
Thereafter	54,322
Total lease payments	130,035

Less imputed interest	(25,223)

Total	$104,812
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2024
Current maturities of operating leases	12,554
Long-term operating leases	92,258
Total operating lease liabilities	$104,812

Weighted-average remaining operating lease term	9.15
Weighted-average discount rate of operating leases	5.17%